Offerings - Offering: 1	Oct. 08, 2024 USD ($)
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share
Amount Registered	11,500,000
Proposed Maximum Offering Price per Unit	50
Maximum Aggregate Offering Price	$ 575,000,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 88,032.5
Offering Note
1
Calculated pursuant to Rule 457(r) unde
r th
e Securities Act of 1933, as amended (the “Securities Act”). The fee payable in connection with the offering pursuant to the prospectus supplement with which this Calculation of Filing Fee Tables is filed (the “prospectus supplement”) has been paid in accordance with Rule 456(b) under the Securities Act. The securities covered by this Calculation of Filing Fee Tables includes 1,500,000 shares of common stock that are issuable upon the underwriters’ exercise of their option to purchase such s
hares for 30 days after the date of the prospectus supplement.